STOCK BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of option activity

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)
Balance at December 31, 2023	169,456	$31.15	7.5
Options granted	–	–	–
Options exercised	–	–	–
Options forfeited/expired	–	–	–
Balance at June 30, 2024	169,456	$31.15	7.0

Exercisable at December 31, 2023	147,977	$30.57	7.4
Exercisable at June 30, 2024	154,971	$30.80	6.9

Schedule of RSU activity

	RSU’s Outstanding	Weighted-Average Grant-Date Fair value per Unit
Nonvested as of December 31, 2023	15,749	$10.72
Granted	–	–
Vested	(3,953)	10.30
Forfeited	(6,942)	13.42
Nonvested as of June 30, 2024	4,854	$7.20

Schedule of stock-based compensation expense

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Sales and marketing	$12,605	$78,688	$40,733	$106,997
Research and development	2,055	2,055	4,110	5,615
General and administrative	55,644	55,888	111,288	106,551
Total share based compensation	$70,305	$136,631	$156,131	$219,162